Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2023
Inventories and contracts in progress
Schedule of inventories and contracts in progress

	As of December 31,
in 000€	2023	2022	2021
Raw materials	9,061	7,975	6,246
Work in progress	4,070	4,626	2,383
Finished goods	3,266	2,837	2,171
Contracts in progress	637	643	495
Total inventories and contracts in progress	17,034	16,081	11,295